Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUSES AND STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco NASDAQ Internet ETF (PNQI)
(the “Fund”)
Effective immediately, the Prospectuses and Statement of Additional Information (“SAI”) for the Fund are changed as follows:
1.)	Underlying Index Name Change. Nasdaq, Inc. changed the name of the NASDAQ Internet IndexSM, the underlying index for the Fund (the “Underlying Index”), as set forth in the table below:

Current Name of the Underlying Index	New Name of the Underlying Index
NASDAQ Internet IndexSM	Nasdaq CTA Internet IndexSM
All references in the Prospectuses and SAI to the former index name, NASDAQ Internet IndexSM, are superseded by the new index name, Nasdaq CTA Internet IndexSM.
2.)	Investment Objective. As a result of the name change to the Underlying Index, the Fund’s investment objective is revised to reflect the Underlying Index name change as follows:
The Invesco NASDAQ Internet ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq CTA Internet IndexSM (the “Underlying Index”).
3.)	Description of Underlying Index. In connection with the name change to the Underlying Index, Nasdaq, Inc., the index provider for the Underlying Index, changed the methodology of the Underlying Index.
Accordingly, the following disclosure replaces the similar language for the Fund in the section “Principal Investment Strategies” beginning on page 1 of the Summary Prospectus and page 166 of the Prospectus:
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles the Underlying Index, which is designed to track the performance of companies engaged in Internet-related businesses that are listed on the New York Stock Exchange (“NYSE”), NYSE American, Cboe Exchange (“Cboe”) or The Nasdaq Stock Market (“Nasdaq”). Companies in the Underlying Index include companies whose primary business includes Internet-related services including, but not limited to, Internet software, Internet search engines, web hosting, website design or Internet retail commerce as determined by the Consumer Technology Association (CTA). The Underlying Index may include common stocks, ordinary shares, American depositary receipts (“ADRs”), shares of beneficial interest or limited partnership interests and tracking stocks. As of June 30, 2019, the Underlying Index included 85 constituents.

Invesco NASDAQ Internet ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUSES AND STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco NASDAQ Internet ETF (PNQI)
(the “Fund”)
Effective immediately, the Prospectuses and Statement of Additional Information (“SAI”) for the Fund are changed as follows:
1.)	Underlying Index Name Change. Nasdaq, Inc. changed the name of the NASDAQ Internet IndexSM, the underlying index for the Fund (the “Underlying Index”), as set forth in the table below:

Current Name of the Underlying Index	New Name of the Underlying Index
NASDAQ Internet IndexSM	Nasdaq CTA Internet IndexSM
All references in the Prospectuses and SAI to the former index name, NASDAQ Internet IndexSM, are superseded by the new index name, Nasdaq CTA Internet IndexSM.
2.)	Investment Objective. As a result of the name change to the Underlying Index, the Fund’s investment objective is revised to reflect the Underlying Index name change as follows:
The Invesco NASDAQ Internet ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq CTA Internet IndexSM (the “Underlying Index”).
3.)	Description of Underlying Index. In connection with the name change to the Underlying Index, Nasdaq, Inc., the index provider for the Underlying Index, changed the methodology of the Underlying Index.
Accordingly, the following disclosure replaces the similar language for the Fund in the section “Principal Investment Strategies” beginning on page 1 of the Summary Prospectus and page 166 of the Prospectus:
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles the Underlying Index, which is designed to track the performance of companies engaged in Internet-related businesses that are listed on the New York Stock Exchange (“NYSE”), NYSE American, Cboe Exchange (“Cboe”) or The Nasdaq Stock Market (“Nasdaq”). Companies in the Underlying Index include companies whose primary business includes Internet-related services including, but not limited to, Internet software, Internet search engines, web hosting, website design or Internet retail commerce as determined by the Consumer Technology Association (CTA). The Underlying Index may include common stocks, ordinary shares, American depositary receipts (“ADRs”), shares of beneficial interest or limited partnership interests and tracking stocks. As of June 30, 2019, the Underlying Index included 85 constituents.